Investments - Teekay Tankers - Principal Maritime - Additional Information (Detail) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) vessel shares	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($)	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Number of vessels | vessel				5
Number of common stock issued (in shares) | shares	7.2
Number of common shares issued, non cash consideration	$ 49.3
Teekay Parent [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares	4.5
Teekay Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares		7.2
Number of common shares issued, non cash consideration		$ 49.3
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Net Investment Income [Line Items]
Number of vessels acquired | vessel	12	12
Number of vessels | vessel	12
Aggregate purchase price	$ 661.3	$ 661.3
Aggregate purchase price, cash	612.0		$ 612.0
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Due January 2016 [Member]
Net Investment Income [Line Items]
Loan facility, amount	$ 397.2
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares	13.6
Net proceeds from common stock	$ 90.6